Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity (Deficit)

(6) Stockholders’ Equity (Deficit)

Initial Public Offering

In March 2013, the Company completed its IPO, issuing 10,714,286 shares of common stock at a price to the public of $7.00 per share, resulting in net proceeds to the Company of $68.1 million after deducting underwriting discounts of $4.4 million and offering costs of $2.5 million.

In connection with the IPO, all of the Company’s outstanding preferred stock automatically converted into a total of 8,828,438 shares of its common stock, and the Company reclassified the preferred stock warrant liability of $0.5 million to additional paid-in capital upon the conversion of warrants to purchase preferred stock into warrants to purchase common stock.

On April 12, 2013, the Company completed the sale of an additional 797,792 shares of Common Stock under the underwriters’ option in the IPO at a price to the public of $7.00 per share, resulting in net proceeds to the Company of $5.2 million after deducting underwriting discounts and commissions.

Note 8. Stockholders’ Equity and Convertible Preferred Stock

As of December 31, 2012, the authorized capital stock of the Company consisted of 317,789,510 shares of Common Stock, $0.001 par value per share, and 259,044,157 shares of Preferred Stock, of which 10,072,000 shares are designated Series A-1 Preferred Stock at $0.001 par value per share, 13,095,646 shares are designated Series A-2 Preferred Stock at $0.001 par value per share, 57,471,225 shares are designated Series B Preferred Stock at $0.001 par value per share and 178,405,286 shares are designated Series C Preferred Stock at $0.001 par value per share.

In August and September 2006, the Company issued 10,040,000 shares of Series A-1 Preferred Stock, for $1.00 per share. In June 2008, the Company issued 13,095,646 shares of Series A-2 Preferred Stock for $1.15 per share. In September 2009, the Company issued 57,471,225 shares of Series B Preferred Stock for $0.175 per share and in May and June 2010, the Company issued 175,418,122 shares of Series C Preferred Stock for $0.2571 per share.

In accordance with the terms of the Series A Preferred Stock purchase agreement entered into in connection with the sale of Series A-1 Preferred Stock, the Company committed to issue and sell an additional $15.0 million of Series A-2 Preferred Stock to the Series A investors at a price per share of $1.15, upon the achievement of a pre-defined milestone (the selection of a drug candidate for pre-investigational new drug application testing).

The right of the investors (Investor Rights) to purchase Series A-2 Preferred Stock represented a freestanding financial instrument. As such, the Company accounted for the Investor Rights as liabilities. The Company adjusted the carrying value of the Investor Rights to its estimated fair value at each reporting date up to the closing of the second tranche financing on June 24, 2008. Increases or decreases in the fair value of the Investor Rights were recorded as other income or expense in the statement of operations. The Company determined the estimated fair value of the Investor Rights using a valuation model which considers the probability of achieving the milestone, the Company’s cost of capital, the estimated period the rights would be outstanding, consideration received for the instrument with the rights, the number of shares to be issued to satisfy the rights and at what price, and any changes in the fair value of the underlying instrument. At the date of issuance in 2006, the Company recorded the Investor Rights at its fair value of $3.2 million and reflected its fair value on the consolidated balance sheet. From the date of issuance to December 31, 2007, and for the year ended December 31, 2008, the changes in fair value of the Investor Rights were $2.5 million and $2.6 million, respectively, and were recorded as other expenses in the consolidated statement of operations and comprehensive loss from inception.

During the second quarter of 2008 the Company met the pre-defined milestone and closed the second tranche of the financing (Second Closing) on June 28, 2008. In connection with the Second Closing, the Company issued 13,095,646 shares of Series A-2 Preferred Stock at $1.15 per share, resulting in net proceeds to the Company of $15.1 million. As a result of the exercise of the investor rights, the related liability was extinguished and recorded as an increase to Series A-2 Preferred Stock of $3.2 million, and an increase in additional paid-in capital of $5.3 million.

In September 2009, the Company issued 57,471,225 shares of Series B Preferred Stock at a price of $0.175 per share, resulting in net proceeds of $9.9 million to the Company. The Series B Preferred Stock purchase agreement provided for a $7.5 million second tranche, which was canceled as part of the Series C Preferred Stock financing.

In May and June 2010 the Company entered into a Series C Preferred Stock purchase agreement with investors. Under the agreement, the Company received $45.1 million from the sale of 174,056,785 shares of Series C Preferred Stock at a price of $0.2571 per share during the initial closing on May 14, 2010 and an additional 1,361,337 shares of Series C Preferred Stock at $0.2571 per share at a second closing on June 18, 2010. As part of the Series C Preferred Stock financing, the liquidation preference of the Series A-1 Preferred Stock and the Series A-2 Preferred Stock was reduced by 40% to $0.5968 per share and $0.6864 per share, respectively.

The rights, preferences, and privileges of the Series C Preferred Stock and the Series A-1 Preferred Stock, Series A-2 Preferred Stock and Series B Preferred Stock (collectively, the Junior Preferred Stock) are as follows:

Conversion

Shares of Series C Preferred Stock and Junior Preferred Stock are convertible into Common Stock on a 1-for-29 basis. Conversion is at the option of the holders of Preferred Stock, although conversion is automatic upon the earlier of the consummation of an initial public offering resulting in gross proceeds to the Company of $50.0 million or more and a price per share to the public of not less than $0.75 per share or an affirmative vote of specified holders of Preferred Stock. The conversion prices of the Series C Preferred Stock will initially be equal to the Series C Preferred Stock original issue price and the conversion price of the Junior Preferred Stock will initially be equal to the original price of the Series B Preferred Stock. Subject to certain exceptions, the conversion prices are subject to adjustment in the event that the Company issues shares for consideration less than the original issue price of the Series C Preferred Stock or the Series B Preferred Stock, as the case may be, or in the case of stock distributions stock splits, recapitalizations and other similar transactions.

The Company has evaluated each of its series of Preferred Stock and determined that they should be considered an “equity host” and not a “debt host”. This evaluation is necessary to determine if any embedded features require bifurcation and therefore, accounted for separately as a derivative liability. The Company’s analysis followed the “whole instrument approach,” which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the economic characteristics and risks and more specifically evaluated all the stated and implied substantive terms and features including (i) whether the preferred stock included redemption features, (ii) whether the preferred stockholders were entitled to dividends, (iii) the voting rights of the preferred stock and (iv) the existence and nature of any conversion rights. As a result of the Company’s determination that the preferred stock is an “equity host”, the embedded conversion option is not considered a derivative liability.

The Company assessed the Series C Preferred Stock and Junior Preferred Stock for any beneficial conversion features or embedded derivatives that would require bifurcation from the Series C Preferred Stock and Junior Preferred Stock and receive separate accounting treatment. On the date of each issuance, the value of common stock into which the Series C Preferred Stock and Junior Preferred Stock is convertible had a fair value less than the effective conversion price of the Series C Preferred Stock and Junior Preferred Stock and, as such, there was no intrinsic value on the respective commitment dates. No embedded derivatives were identified that would require bifurcation.

Dividends

As part of the Series C Preferred Stock financing, all accrued dividends to holders of the Junior Preferred Stock were eliminated.

Liquidation Preference

In the event of any liquidation or dissolution of the Company, holders of the Series C Preferred Stock shall be entitled to receive, in preference to the holders of the Junior Preferred Stock and Common Stock, an amount equal to the original issue price plus any declared but unpaid dividends. After payment of the Series C liquidation preference, the holders of Junior Preferred Stock will be entitled to receive, in preference to the holders of the Common Stock, an amount equal to $0.5968 per share of Series A-1 Preferred Stock, $0.6864 per share of Series A-2 Preferred Stock and $0.1751 per share of Series B Preferred Stock plus any declared but unpaid dividends. Additionally, after all holders of Preferred Stock have received the full amounts to which they are entitled upon liquidation, any assets remaining for distribution shall be distributed among all holders of stock of the Company, pro rata based on the number of shares held by each holder. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Preferred Stock, the assets shall be distributed ratably among such holders in proportion to their aggregate liquidation preference amounts. As of December 31, 2011 and December 31, 2012, the liquidation value for the Series A-1, Series A-2, Series B, and C Preferred Stock was $5,991,872, $8,988,851, $10,063,211 and $45,099,999, respectively.

Voting Rights

Holders of Preferred Stock are entitled to vote as a single class with the holders of Common Stock, and shall have one vote for each equivalent common share into which the Preferred Stock is convertible. An affirmative vote of the holders of 60% of the Preferred Stock on an as-converted basis is required in order to amend the Certificate of Incorporation or By-Laws, reclassify Common Stock or establish another class of stock, create or authorize additional shares of Preferred Stock, effect a sale, liquidation or merger of the Company or repurchase or redeem any capital stock.